As filed with the Securities and Exchange Commission on May 28, 2021

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2020 – March 31, 2021

ITEM 1. REPORT TO STOCKHOLDERS.
Semi-Annual Report
March 31, 2021
(Unaudited)
Advised by:
SKBA Capital Management, LLC
www.baywoodfunds.com

BAYWOOD VALUE PLUS FUND
A MESSAGE TO OUR SHAREHOLDERS
March 31, 2021

Dear Shareholders,
We are pleased to report our economic and financial market perspectives and the investment activities for the Baywood Value Plus Fund
(the “Fund”) for the six months ended March 31, 2021. The Fund is a large capitalization value-oriented portfolio of stock holdings selected from a universe of dividend-paying companies traded on U.S. exchanges. SKBA attempts to identify candidates for purchase that appear to have low expectations and pessimism already reflected in their current valuations by using its Relative Dividend Yield
(RDY) discipline, which compares each stock’s yield history to SKBA’s own yield index of 500 large dividend-paying companies. A high RDY compared to a stock’s own history that captures such pessimism provides a useful starting point for research into each stock’s underlying fundamentals.
"I am optimistic in the long run. A great man once said the true symbol of the United States is not the bald eagle, it's the pendulum, and when the pendulum swings too far in one direction, it will go back."
Ruth Bader Ginsburg - Speaking to the BBC in 2017
Former Supreme Court justice Ruth Bader Ginsburg was referring to race inequalities in making her pendulum statement yet it is just as relevant in the context of stock markets. During market extremes, the pendulum analogy is also applicable with respect to some of the market’s leading constituents. By those, we mean the largest market capitalizations. The companies themselves are not as important as their capitalizations because size has, to a great extent, been the driver behind their popularity. Fund flows have mattered more so than fundamentals. That phenomenon appears to have changed and while stock prices do not progress in a linear fashion, once trends are broken, they tend not to re-establish themselves in short order.
During market excesses, the current environment included, indexation tends to drive investment patterns. We have written about this pattern in prior updates. Without going into too much detail, the majority of indices are market-capitalization-weighted and, when they are in favor, the bulk of assets flow to the largest companies, perpetuating the “virtuous” cycle of the large getting ever larger. This is what US markets have been experiencing for nearly a decade. Not only have domestic assets been funneled into US indexes, but many allocations outside of the US have also favored US markets for fear of missing out. Additionally, not only have the largest companies benefitted from this tailwind, but they have been advantaged to a level rarely, if ever, experienced before. This phenomenon is in play whether one invests in a broad market, a growth, or a value index. We have also previously discussed the substantial disappearance of historical differences between growth indexes and broad market indexes; they should not look identical, but in environments like the current one, there are remarkably few differences between the two. As they are currently constructed, for most intents and purposes, they should be classified the same.
Even among value-style indexes, most of the assets invested in that category also go to the largest companies. One cannot therefore simply state that one is invested in Value. There is Passive Value—the majority of dollars in the asset class—and then there is Active
Value.
Value Plus is not Passive Value—it is an actively managed value fund. This distinction is of utmost importance because today, we find ourselves among a very small and shrinking minority.
Paradoxically, as a result of the massive flows towards fewer and fewer companies that dominate the indexes, the universe of securities attractive to us has expanded significantly. This remaining subset which has become generally ignored and left behind, at a minimum, warrants our attention from a relative valuation standpoint. We have therefore been in, despite the perception, one of the best environments to be a true Value investor—assuming one is an Active investor.
As we enter the second year of the COVID-19 pandemic, the tone has gone from maximum pessimism to euphoria as GDP is expected to post a record increase for 2021. Treasury Secretary Yellen suggested that by 2022 employment could reach pre-pandemic levels.
Considering that employment hit record levels before the downturn just over a year ago, her suggestion would be no small feat.
Nevertheless, with record economic growth comes a period of record profit growth. Subsequently, cost increases tend to eat away at revenue benefits, ultimately leading to inflationary forces—higher prices and lower margins. Or so that is a scenario which needs to be considered more so than it is currently, especially given the supply chain disruptions we’ve already witnessed. This possibility continues to be downplayed and therefore not discounted in valuations. Change is afoot, however.

BAYWOOD VALUE PLUS FUND
A MESSAGE TO OUR SHAREHOLDERS
March 31, 2021

As investors, we think about outcomes probabilistically, considering the most likely scenario as well as those less likely, albeit not impossible. Thinking about “what could be” helps us temper our enthusiasm during times of euphoria and helps us be more pro-active in times of distress.
Spring of 2020 was a textbook example of the latter. The Fund’s turnover increased in March and April of last year due to the rapidly increasing opportunity set with which we were presented. The ability to purchase good companies at bargain basement prices presented itself over and over again. We did not have to reach for companies that might have declared bankruptcy, like airlines, movie chains, or certain retailers with compromised businesses. We purchased companies like Genuine Parts, Parker Hannifin, Atlas Corp; companies that lead their respective industries and may even thrive in such an environment. After having been opportunistic for most of last year, we hope to see these companies continue to increase in value, if not on an absolute basis, then at least on a relative basis.
Last winter was highly unusual in that expectations of “Value” were not always met. Yet no two crises are ever alike. Consecutive crises rarely mimic themselves in their characteristics and early 2020 was unique in many ways. As markets declined, one might assume that “value” would outperform, but no investor alive today has ever experienced a pandemic-driven bear market. A pandemic of this magnitude was new for all of us—there was no precedent. Assigning similar expectations despite a lack of precedent made little sense.
What did not change over the last year was our opportunity set; in fact, it increased markedly. It increased markedly at the end of 2018 as “value” fell out of favor, and we purchased aggressively. It did so again last year, and, once again, we purchased aggressively.
This is where the pendulum comes in. We purchase companies when they present a combination of fundamental and valuation attraction.
The rest tends to take care of itself. It takes care of itself as investors recognize that such companies are similar to or perhaps even more attractive than prior darlings which they bid up to unreasonable levels. We are not responsible for the timing of this latter component of the equation but we tend to benefit from it nonetheless.
The common refrain over the last few years has been that “Value underperformed Growth! Therefore, this must be the end of Value investing. And it must also be the end of Active management.” Yet through it all, we stated how this was among the best environments we had seen in years, and it was so precisely because the prevailing wisdom was that Value AND Active management were going the way of the Dodo. Yet, the pendulum swings both ways, changing direction at extremes, and once it does, it continues to do so for some time.
Not a single investor with graying or thinning hair can claim to know exactly when conditions will change, but one should be able to recognize that an extreme has been reached and that prudence is in order. Last year we witnessed a significant lack of prudence on the part of many.
In the recently ended semi-annual period, sector allocation drove the outperformance compared with all of our benchmarks. This is a very desirable outcome; unusual, but desirable. Unusual since over time, security selection has accounted for a greater proportion of the Fund’s outperformance than sector allocation. Desirable because it informs us that as we look forward, those positions still have meaningful room to potentially outperform their peers.
As primarily bottom up investors, our opportunity set has resulted in us being over-weight energy and basic materials, sectors almost universally ignored, neglected, if not despised by benchmarks, passive investing, growth but also by many value investors. Therefore, our positioning seems to be highly controversial and non-consensus, although we struggle to understand why. Whether in stocks or in business acquisitions, doesn’t one find opportunity where few look for them? Bernard Baruch famously said—and we apologize for quoting him once again—to buy when there’s blood in the streets. Where’s the blood in Apple? Amazon? Microsoft? Tesla? It is striking to us that these truisms are so often ignored. In fact, in stock markets, the exact opposite takes place. Funds are allocated where popularity reigns. But doesn’t popular, by this definition, mean that the opportunity for profit is generally absent? That is why we do not believe that Active Value investing will ever disappear. It provides a necessary balance to trend following.
A perfect example of blood running in the streets took place when the price of oil went negative last year as demand appeared to evaporate. The same could be said about many basic materials, which witnessed a similar decline in demand, albeit temporarily. Today we find ourselves in shortage of many products globally, creating positive pricing pressure and relatively better fundamentals, yet such industries continue to be vastly ignored by the majority of investors.
During the last six months, our largest contribution to excess returns resulted from Value Plus ’ position in consumer staples. While we were overweight basic materials and energy, we were underweight consumer staples, a group that generally lagged the powerful

BAYWOOD VALUE PLUS FUND
A MESSAGE TO OUR SHAREHOLDERS
March 31, 2021

increase over the last six months. In addition, our holdings, driven primarily by MolsonCoors and Ingredion, outperformed those of the benchmark. Therefore, both sector allocation and stock selection were responsible for the overall contribution. Materials and energy contributed to outperformance as did information technology and consumer discretionary allocations.
Before we list some of the better and worse performing stocks in the portfolio, it should be noted that despite the Fund’s outperformance, in the period, Cash was the single largest detractor to overall returns as it accounted for nearly 1% of drag on overall returns. We do not view this negatively as we believe that Cash is very valuable and affords us opportunity as with much of the last year.
In such a strong period within one of the most powerful stock market recoveries, where does one draw the line in touting good performers?
We’ve had our share, as have others. But we’ve also owned companies that have underperformed. The relevant question should revolve around whether we remain attracted to those that have significantly outperformed as well as those that have under-performed.
Kontoor Brands doubled over the last six months and it remains attractive. The last six months do not tell the complete story due to shares having declined significantly in the prior six months. Citigroup and AIG both increased approximately 70% but they too had declined meaningfully prior to that. We remain committed to both holdings. Met Life, Ameriprise, Morgan Stanley and Radian all
increased over 50% in value. We very recently exited Morgan Stanley based in part on strength in the capital markets and we exited
Radian following recent (and forthcoming) strength in housing. Strength in both companies’ end-markets appears mostly reflected in their shares. Recent additions Chubb and the CME “only” increased approximately 38% which enabled us to add to positions. Within technology, NetApp increased by nearly 70% and remains undervalued in our opinion. Within basic materials, Corteva increased by over 60%. We took advantage of recent strength to reduce our position and allocate to new holdings Newmont Mining and International
Flavors & Fragrances, both of which significantly lagged the group average. We do not think their under-performance will continue over our investment horizon and they could very likely do well regardless of the economic outlook. Westrock increased over 50% in the six-month period. The Industrials sector was also strong driven by Atlas and Parker Hannifin both increasing over 50%. Of the two,
Atlas remains significantly undervalued.
Our laggards included a few within consumer staples. Mondelez, Pepsico and WalMart were poor relative performers. We lowered
WalMart and exited Mondelez and MolsonCoors, the latter a top performer; we initiated a position in Kraft Heinz and added to recently purchased Ingredion. Within communications, Verizon was a significant laggard, in part due to its purchase of large spectrum purchases and increases in debt. Due to its perception as a defensive stock, shares also underperformed in this strong market. Healthcare, another sector viewed as defensive, also lagged and our pharmaceutical holdings did not keep up with the overall market. Healthcare came under assault primarily due to the possibility of continued price controls from the executive branch of government. This is a distinct possibility, yet, as with other looming opportunities, there is a price for everything. Should pharmaceuticals stocks in particular continue to face downward price pressure, we are likely to add to our positions. None of these patterns are surprising and they do not shift our focus away from focusing on fundamentals. As usual with declining stock prices, we are likely to add to positions barring any deterioration in fundamentals.
As we perhaps are prone to say too frequently, we expect forthcoming returns to be more muted than recent ones. Due to this outlook, we will continue to manage in a prudent fashion. We will invest in companies with sound financials able to pay us—as shareholders—
directly in the form of dividends and indirectly in the form of improving thru-cycle earning power. When we are able to purchase such securities at reasonable if not downright ridiculously attractive prices, we will act.
We look forward to a speedy resolution to the pandemic and a recovery in everybody’s life balance with friends and loved ones.
Current and future portfolio holdings are subject to change and risk. Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please see the Schedule of Investments in this report for a complete list of Fund holdings.
Past performance is no guarantee of future results.
Risk Considerations: Mutual fund investing involves risk, including the possible loss of principal. The Fund primarily invests in undervalued securities, which may not appreciate in value as anticipated by the Advisor or remain undervalued for longer than anticipated. The Fund may invest in American Depositary Receipts (ADRs), which involves risks relating to political, economic or regulatory conditions in foreign countries and may cause greater volatility and less liquidity. The Fund may also invest in convertible securities and preferred stock, which may be adversely affected as interest rates rise.

BAYWOOD VALUE PLUS FUND
SCHEDULE OF INVESTMENTS
March 31, 2021

See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's instruments as of March 31, 2021.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of
Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 97.5%
Basic Materials - 9.9%
1,066 Corteva, Inc. $ 49,697
200 International Flavors & Fragrances, Inc. 27,922
800 Newmont Corp. 48,216
1,460 Nutrien, Ltd. 78,679
1,000 Rio Tinto PLC, ADR 77,650
900 Westrock Co. 46,845
329,009
Capital Goods / Industrials - 8.0%
200 3M Co. 38,536
300 Cummins, Inc. 77,733
500 ManpowerGroup, Inc. 49,450
100 Parker-Hannifin Corp. 31,543
900 Raytheon Technologies Corp. 69,543
266,805
Communication Services - 5.5%
1,800 Comcast Corp., Class A 97,398
1,500 Verizon Communications, Inc. 87,225
184,623
Consumer Discretionary - 5.0%
400 Genuine Parts Co. 46,236
1,400 Kontoor Brands, Inc. 67,942
300 Lear Corp. 54,375
168,553
Consumer Staples - 5.1%
600 Ingredion, Inc. 53,952
300 PepsiCo., Inc. 42,435
800 The Kraft Heinz Co. 32,000
300 Walmart, Inc. 40,749
169,136
Energy - 10.1%
500 Chevron Corp. 52,395
1,900 ConocoPhillips 100,643
3,200 Equinor ASA, ADR 62,272
3,000 Kinder Morgan, Inc. 49,950
900 Phillips 66 73,386
338,646
Financials - 18.1%
2,400 American International Group, Inc. 110,904
300 Ameriprise Financial, Inc. 69,735
500 Chubb, Ltd. 78,985
900 Citigroup, Inc. 65,475
200 CME Group, Inc. 40,846
1,100 First American Financial Corp. 62,315
1,300 MetLife, Inc. 79,027
300 Northern Trust Corp. 31,533
900 Prosperity Bancshares, Inc. 67,401
606,221
Health Care - 17.0%
1,000 AbbVie, Inc. 108,220
400 Amgen, Inc. 99,524
1,000 AstraZeneca PLC, ADR 49,720
1,200 Cardinal Health, Inc. 72,900
816 Koninklijke Philips NV, ADR
(a)
46,537
500 Medtronic PLC 59,065
1,100 Merck & Co., Inc. 84,799
3,500 Viatris, Inc.
(a)
48,895
569,660
Real Estate - 3.9%
1,666 VEREIT, Inc. REIT 64,341
2,300 VICI Properties, Inc. REIT 64,952
129,293
Shares Security Description Value
Technology - 9.0%
1,600 Cisco Systems, Inc./Delaware $ 82,736
400 International Business Machines Corp. 53,304
1,400 NetApp, Inc. 101,738
200 TE Connectivity, Ltd. 25,822
200 Texas Instruments, Inc. 37,798
301,398
Transportation - 4.7%
5,800 Atlas Corp. 79,170
200 Union Pacific Corp. 44,082
200 United Parcel Service, Inc., Class B 33,998
157,250
Utilities - 1.2%
1,200 OGE Energy Corp. 38,832
Total Common Stock (Cost $2,617,557) 3,259,426
Shares Security Description Value
Money Market Fund - 2.3%
75,031 Federated Government Obligations Fund,
Institutional Class, 0.04%
(b)
(Cost $75,031) 75,031
Investments, at value - 99.8% (Cost $2,692,588) $ 3,334,457
Other Assets & Liabilities, Net - 0.2% 8,295
Net Assets - 100.0% $ 3,342,752
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 3,259,426
Level 2 - Other Significant Observable Inputs 75,031
Level 3 - Significant Unobservable Inputs –
Total $ 3,334,457

BAYWOOD VALUE PLUS FUND
SCHEDULE OF INVESTMENTS
March 31, 2021

See Notes to Financial Statements.
PORTFOLIO HOLDINGS
% of Total Investments
Basic Materials 9.9%
Capital Goods / Industrials 8.0%
Communication Services 5.5%
Consumer Discretionary 5.0%
Consumer Staples 5.1%
Energy 10.1%
Financials 18.2%
Health Care 17.1%
Real Estate 3.9%
Technology 9.0%
Transportation 4.7%
Utilities 1.2%
Money Market Fund 2.3%
100.0%

BAYWOOD VALUE PLUS FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2021

See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $2,692,588) $ 3,334,457
Receivables:
Fund shares sold 2,023
Investment securities sold 10,353
Dividends 9,457
From investment advisor 10,222
Trustees' fees and expenses 45
Prepaid expenses 13,886
Total Assets
3,380,443
LIABILITIES
Payables:
Investment securities purchased 15,832
Accrued Liabilities:
Fund services fees 6,687
Other expenses 15,172
Total Liabilities
37,691
NET ASSETS
$ 3,342,752
COMPONENTS OF NET ASSETS
Paid-in capital $ 2,505,239
Distributable earnings 837,513
NET ASSETS
$ 3,342,752
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 171,601
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 19.48

BAYWOOD VALUE PLUS FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2021

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $370) $ 47,976
Total Investment Income
47,976
EXPENSES
Investment advisor fees 7,582
Fund services fees 31,130
Transfer agent fees 9,554
Custodian fees 2,627
Registration fees 10,802
Professional fees 13,807
Trustees' fees and expenses 2,088
Other expenses 13,991
Total Expenses 91,581
Fees waived and expenses reimbursed
(80,966)
Net Expenses
10,615
NET INVESTMENT INCOME
37,361
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 216,980
Net change in unrealized appreciation (depreciation) on investments
564,297
NET REALIZED AND UNREALIZED GAIN
781,277
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 818,638

BAYWOOD VALUE PLUS FUND
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Six
Months
Ended
March 31, 2021
For the Year
Ended
September 30,
2020
OPERATIONS
Net investment income $ 37,361 $ 66,419
Net realized gain (loss) 216,980 (19,145)
Net change in unrealized appreciation (depreciation) 564,297 (289,212)
Increase (Decrease) in Net Assets Resulting from Operations
818,638 (241,938)
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(33,355) (100,190)
CAPITAL SHARE TRANSACTIONS
Sale of shares 69,247 63,897
Reinvestment of distributions 33,331 99,997
Redemption of shares
(133,356) (35,799)
Increase (Decrease) in Net Assets from Capital Share Transactions
(30,778) 128,095
Increase (Decrease) in Net Assets
754,505 (214,033)
NET ASSETS
Beginning of Period
2,588,247 2,802,280
End of Period
$ 3,342,752 $ 2,588,247
SHARE TRANSACTIONS
Sale of shares 3,750 4,328
Reinvestment of distributions 1,775 6,354
Redemption of shares
(6,938) (2,174)
Increase (Decrease) in Shares
(1,413) 8,508

BAYWOOD VALUE PLUS FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period.
For the Six
Months Ended
March 31, 2021
For the Years Ended September 30,
2020 2019 2018 2017 2016(a)
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period
$ 14.96 $ 17.03 $ 18.63 $ 17.36 $ 15.59 $ 17.00
INVESTMENT OPERATIONS
Net investment income (b) 0.22 0.39 0.44 0.38 0.38 0.29
Net realized and unrealized gain (loss)
4.49 (1.86) (0.84) 1.76 2.02 0.94
Total from Investment Operations
4.71 (1.47) (0.40) 2.14 2.40 1.23
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.19) (0.38) (0.39) (0.35) (0.36) (2.27)
Net realized gain
– (0.22) (0.81) (0.52) (0.27) (0.37)
Total Distributions to Shareholders
(0.19) (0.60) (1.20) (0.87) (0.63) (2.64)
NET ASSET VALUE, End of Period
$ 19.48 $ 14.96 $ 17.03 $ 18.63 $ 17.36 $ 15.59
TOTAL RETURN
31.56%(c) (8.77)% (1.55)% 12.57% 15.60% 8.65%(c)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 3,343 $ 2,588 $ 2,802 $ 936 $ 711 $ 536
Ratios to Average Net Assets:
Net investment income 2.46%(d) 2.51% 2.66% 2.10% 2.28% 2.30%(d)
Net expenses 0.70%(d) 0.70% 0.70% 0.70% 0.70% 0.70%(d)
Gross expenses (e) 6.03%(d) 6.68% 8.13% 8.83% 11.16% 14.43%(d)
PORTFOLIO TURNOVER RATE 23%(c) 40% 49% 34% 48% 22%(c)
(a) Effective March 24, 2016, the Fund changed its fiscal year end from November 30 to September 30. The information presented is for the period
December 1, 2015 to March 31, 2016.
(b) Calculated based on average shares outstanding during each period.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

BAYWOOD SOCIALLY RESPONSIBLE FUND
A MESSAGE TO OUR SHAREHOLDERS
March 31, 2021

Dear Shareholder,
We are pleased to report our economic and financial market perspectives and the investment activities for the Baywood Socially Responsible
Fund (the “Fund”) for the six months ended March 31, 2021. The Fund is a mid-to-large capitalization value-oriented portfolio of stock holdings selected from a universe of stocks created through the application of inclusionary and exclusionary social screens and assessments of the ESG profile of each company. Among these stocks, we further evaluate and assess each prospective holding’s valuation and fundamental business attraction to determine the current portfolio holdings. In selecting investments, we consider social criteria such as an issuer’s community relations, corporate governance, employee diversity, employee relations, environmental impact and sustainability, human rights record and product safety.
What’s in your ESG fund? As active, value, ESG (Environmental, Social and Governance) investors we have seen a thing or two during our many decades of managing to our clients’ diverse and changing desires. We have managed client portfolios alongside changes in the
ESG industry, which began by using SRI (Socially Responsible Investing) exclusionary screens to remove companies with undesirable characteristics according to our clients’ needs and objectives. This was and still is a worthy approach. Over time, SRI progressed towards including companies with desirable characteristics that fit within an ESG framework and engaging companies with our proxy voting policies. We have managed through several wars, market cycles, presidential administrations, high inflation, low inflation, and volatile interest rates; the list goes on. Our philosophy is relatively simple, we purchase companies that consider all stakeholders, including improving their environmental and social records and that also happen to be out-of-favor with depressed stock valuations. In this process, we give little to no consideration of how we might look compared to the benchmark.
We are often presented with questions about the ways in which value investing and ESG investing seem to be in conflict. While we can only guess as to why investors might come to these conclusions, it would seem obvious to the casual observer that a conflict exists if one were to look at a current lineup of some of the more popular ESG funds. They all happen to be growth-oriented funds. In fact, while we managed to specific socially responsible desires since the firm’s inception, our composite inception in 2000 coincided with a very similar environment in which we found there were few, if any, value alternatives to the popular, tech-heavy SRI growth funds in the market. At that point we had already been managing client assets for over 10 years with SRI desires and constraints and filled a giant hole in investors’ diversification tool-kit by offering our Socially Responsible Value (SRV) strategy to the public.
Fast-forward to the present, more than 20 years later, and the ESG investing market appears to have more choices than ever. Yet more choices do not equate to better diversification. In fact, according to Morningstar, the top 10 largest actively managed funds (by AUM)
with an ESG/SRI mandate are all classified as growth/core. And if you look at these funds, the holdings, characteristics, returns are nearly all identical. This very much reminds us of what took place a generation ago. Outcomes are therefore unlikely to differ materially.
In our view, there are a few factors which contribute to our cautious outlook for funds that are managed in this manner.
One, as previously mentioned, is diversification, a key tenet to reducing risk in a portfolio is clearly not happening from an ESG/SRI perspective.
Two, within these top 10 funds, there is significant overlap in the holdings, let’s take a look at the top five. Every one of these funds has an average of 16% of the overall portfolio in the following five companies: Microsoft, Amazon, Google, Facebook, and Apple with several funds having over 20%. The overlap among the top five holdings is about 64% when considering weights, and 70% when considering the positions only. How can one be diversified with this kind of overlap and concentration in the top five holdings? The answer is one cannot.
A third issue with overlap is the positions themselves. One might say that ESG considerations are often in the eye of the beholder, but how can a fund call itself ESG if nearly all of these companies have major issues with the ‘S’ in ESG, or the social aspect? The answer is it cannot. We would like to point out an article (take your pick as there are many articles about this topic) posted by the Australian
Strategic Policy Institute on March 1st, 2020 titled “Uyghurs For Sale” which details one aspect of how some of these companies enable the suppression of the rights of the Uyghur population in China, to put it mildly. Perhaps “Big Tech” does not deserve to be among the top holding in ESG funds. It doesn’t take much sleuthing to find the plethora of articles about the many ways in which ‘Big Tech’ often violates most tenets of “good social relations”. From Facebook’s inaction against foreign election interference to Apple’s notorious supply chain abuses (anyone remember Foxconn?) these issues appear to be largely ignored in the ESG/SRI investing world because the funds are loaded with these companies.
The fourth issue with this is that “good” companies are not always “good” investments. Being highly concentrated in some of the most highly-valued stocks in the market poses risks from this form of passive management. When such expensive stocks run out of

BAYWOOD SOCIALLY RESPONSIBLE FUND
A MESSAGE TO OUR SHAREHOLDERS
March 31, 2021

steam, a whole group of funds will experience poor returns simultaneously. We have always looked at valuation, fundamentals, and diversification among ESG companies through a very different and differentiated and non-consensus lens. It is a shame to see that 20 years later not much has changed.
As we have previously expressed, we see similarity to the late 1990s in that growth outperformed value considerably in both periods.
What we are witnessing now in the market, just as we did in the late ‘90s, is the reversal of factors that contributed to the relative outperformance of growth stocks. The market has recently shown its preference for companies that have been ignored, companies that we believe offer desirable fundamental, valuation and improving ESG characteristics. However, we don’t believe it is too late for clients to achieve better diversification in their portfolios away from highly correlated growth funds. In fact, should history repeat itself, and we think it could, we believe we are at the very early stages of a long-term change in preference for actively managed value funds.
Since the market hit the bottom nearly one year ago in late March, the Socially Responsible Fund has outperformed its benchmark, the Morningstar Large Cap Value benchmark. In fact, for four quarters in a row, the Socially Responsible Fund has outperformed its benchmark. The driving forces behind the outperformance are mostly related to the repositioning we have continued to make in the
Fund. We were presented with the opportunity set of a lifetime when the market panicked and sold off last year and as the more recent phenomenon of a preference shift towards value stocks occurred, we found ways to take advantage of this swing.
During the most recently ended six-month period, the largest source of outperformance can be attributed to sector allocation, specifically being underweight consumer staples and overweight consumer discretionary. As the economy slowly opened up from the lockdown, investors shifted their preference from sectors typically loaded with bond substitutes (staples and utilities) and towards more cyclical companies (consumer discretionary, financials, materials, and energy). Being overweight the latter and underweight the former contributed about 75% of the Fund’s outperformance. Stock selection accounted for the remainder of the outperformance, particularly in communication services, energy, and information technology.
In communication services, the Fund’s holdings in Disney and Discovery accounted for the outperformance. We owned Discovery for a few years even as it underperformed some of its larger peers. Nevertheless, we did not believe the market was assigning proper credit to its content library and differentiated target audience. The stay-at-home push to create streaming services for content finally grabbed the market’s attention and the value of its content began to be appreciated. In the first quarter of 2021, its priced rocketed over 80%
and we made the decision to exit as we could not understand the value being placed on this stock in such short order. It was simply overvalued. Now that the “tiger” is out of the bag, so to speak, we understand it was the subject of a manipulation as Archegos, a large hedge fund, was forced to liquidate. Our valuation driven approach helped us avoid the ensuing 30% decline when Archegos’ prime brokers liquidated its position due to margin calls, and locked in better-than expected returns for our clients and investors.
In the information technology sector our holdings in NXP Semiconductors, NetApp and Arista Networks were responsible for majority of the relative outperformance. NXP benefitted from an economic rebound as a significant portion of its semiconductors are used in industrial applications as well as the global semiconductor shortage which helped prices. NetApp and Arista benefitted from more company-specific cyclical and competitive factors. Both companies are taking market share at their competitor’s expense and are coming out of a cyclical trough that began before the pandemic started. The market took an extreme pessimistic view of these temporary conditions, in which we took advantage of and used to purchase the companies. We have said this before, but it bears repeating: we believe that the market crash that occurred last year due to the pandemic created one of the biggest opportunity sets for value investing in over a decade. The stocks we purchased continue to aid overall returns on both an absolute and relative basis.
It should be noted that despite the Fund’s outperformance in the period Cash was the single largest detractor to overall returns as it accounted for over 1% of drag on overall returns. We do not view this negatively as we believe that Cash is very valuable and affords us opportunity as with much of the last year. The second largest detractor in the Fund was stock selection in the financial sector.
Both Brookfield Asset Management and Berkshire Hathaway underperformed in the period returning only 35% and 20% respectively compared to the benchmark’s return of more than 60%. As interest rates increased significantly in the period, companies that are perceived to benefit from a rise in interest rates outperformed companies those that don’t. Berkshire and Brookfield are examples of the latter and the market didn’t ascribe as much value to their operations as those that tend to lend, like banks. Both companies are astute operators which tend to get stronger during periods of distress by purchasing assets that are out-of-favor, similar to ourselves. We take a long-term perspective when making investment decisions and it is our belief that these companies will have stronger fundamentals for years due to the distress.
We continued to find opportunities in companies that are still being ignored by the market. During the period we added Kraft Heinz,
Manpower, IBM, Cardinal Health, International Flavors and Fragrances and Steel Dynamics.

BAYWOOD SOCIALLY RESPONSIBLE FUND
A MESSAGE TO OUR SHAREHOLDERS
March 31, 2021

After years of disappointment, both IBM and Kraft Heinz appear to be on an improving fundamental trajectory. The companies have both high relative and absolute dividend yields, have suffered from years of mismanagement and have made meaningful changes to their underlying businesses which warrants a position in the Socially Responsible Fund. IBM undertook its largest acquisition ever two years ago when it acquired Red Hat. We thought it would take the company at least three and more likely four years for the acquisition to be accretive given the steep price tag on a small revenue base. Two years later and the acquisition looks to be accretive well before our initial forecast as revenues accelerated and IBM used all of its excess cash to reduce debt. Quite remarkable for a company that repurchased over $12B in its own shares trying to make earnings targets over the prior four years. Later this year it is expected to spin-
off its underperforming services division, and the Red Hat acquisition will have a much larger effect on its financials than we thought possible within this time frame. When investors sold IBM during its most recent earnings release, we considered the combination of its high dividend yield, attractive fundamental outlook and low valuation enough to warrant a position in the portfolio.
Kraft Heinz has a very similar set of circumstances, outlook, and valuation despite years of underperformance under unremarkable stewardship. Both of these companies fall into a category we call “reformers”. As value investors, we don’t generally have the opportunity to own the darlings of the ESG world as they tend to have business models and valuations that don’t fit our criteria.
However, it’s usually the darlings that tend to fall from grace (witness Wells Fargo, a former ESG favorite and largest financial holding in many ESG funds), and when they do they often fall hard. It can take years to fix the business model, the governance and its reputation but when it does they become great investments as their governance, reputation and valuation all revert to the mean. We look forward to seeing the continued improvement in all three for both IBM and Kraft Heinz.
In favor of these additions we exited Discovery Communications, Albemarle, First American Financial, Radian, Intel, and Gilead
Sciences. We consider most of these successful investments with the exception of Gilead and First American, which we exited in favor of alternatives with more attractive return profiles.
While we are not overly optimistic about the level of absolute returns over the next 3-5 years for the overall market (as represented by the S&P 500), we do believe returns from the companies we own in the Socially Responsible Fund could do better as their underlying fundamentals improve. The overall stock market euphoria has already priced in much of the economic recovery and in some cases excessively so. We would temper expectations for robust returns going forward and in some cases of valuation excess we urge caution.
Our mission as managers of the Socially Responsible Fund has been to provide our clients and investors with attractive risk-adjusted returns through prudence, care, and Social Responsibility; and we continue on with that same mission we have followed for decades.
____________________________________________________________________________
Current and future portfolio holdings are subject to change and risk. Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please see the Schedule of Investments in this report for a complete list of Fund holdings
The Morningstar Category is used to compare fund performance to its peers. It is not possible to invest directly into an index or category. Past performance is no guarantee of future results.
Risk Considerations: Mutual fund investing involves risk, including the possible loss of principal. Socially responsible investment criteria may limit the number of investment opportunities available to the Fund or it may invest a larger portion of its assets in certain sectors which could be more sensitive to market conditions, economic, regulatory and environmental developments. These factors could negatively impact the Fund’s returns. The Fund primarily invests in undervalued securities, which may not appreciate in value as anticipated by the Advisor or remain undervalued for longer than anticipated. The Fund may invest in American Depositary Receipts
(ADRs), which involves risks relating to political, economic or regulatory conditions in foreign countries and may cause greater volatility and less liquidity. The Fund may also invest in convertible securities and preferred stock, which may be adversely affected as interest rates rise.

BAYWOOD SOCIALLY RESPONSIBLE FUND
A MESSAGE TO OUR SHAREHOLDERS
March 31, 2021

Performance for periods greater than one year is annualized. The returns presented for the Fund reflect the performance of the
City National Rochdale Socially Responsible Equity Fund, a series of City National Rochdale Funds (the “Predecessor Fund”).
The Fund has adopted the historical performance of the Predecessor Fund as the result of a reorganization in which the Fund acquired all of the assets, subject to liabilities, of the Predecessor Fund, effective as of the close of business on January 8, 2016.
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratio (gross) is 5.10%. However, the Fund’s advisor has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating
Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.89%, through January 31, 2022 (the “Expense Cap”). The Expense
Cap may be raised or eliminated only with the consent of the Board of Trustees. The advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the advisor pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver
and/or Expense Reimbursement to exceed the lesser of (i) the then-current Expense Cap and (ii) the Expense Cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. For the most recent month end performance, please call (855) 409-2297. The Morningstar US Large Value Index is an unmanaged index. Individuals cannot invest in an index.
Average Annual Total Returns
Periods Ended March 31, 2021 One Year Three Year Five Year Ten Year
Since Inception
01/03/05
Baywood Socially Responsible Fund 70.39% 10.66% 12.00% 8.59% 6.21%
Morningstar US Large Value TR Index 46.12% 10.15% 11.36% 10.18% 7.29%

BAYWOOD SOCIALLY RESPONSIBLE FUND
SCHEDULE OF INVESTMENTS
March 31, 2021

See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's instruments as of March 31, 2021.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of
Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 91.8%
Basic Materials - 7.1%
800 International Flavors & Fragrances, Inc. $ 111,688
3,600 Nutrien, Ltd. 194,004
500 Packaging Corp. of America 67,240
1,300 Steel Dynamics, Inc. 65,988
438,920
Capital Goods / Industrials - 2.4%
350 Cummins, Inc. 90,689
600 ManpowerGroup, Inc. 59,340
150,029
Communication Services - 8.6%
3,000 Comcast Corp., Class A 162,330
900 The Walt Disney Co.
(a)
166,068
3,500 Verizon Communications, Inc. 203,525
531,923
Consumer Discretionary - 5.8%
500 Aptiv PLC
(a)
68,950
1,000 Genuine Parts Co. 115,590
3,600 Kontoor Brands, Inc. 174,708
359,248
Consumer Staples - 4.7%
1,800 Mondelez International, Inc., Class A 105,354
500 PepsiCo., Inc. 70,725
2,900 The Kraft Heinz Co. 116,000
292,079
Energy - 6.4%
4,000 Devon Energy Corp. 87,400
5,500 Kinder Morgan, Inc. 91,575
2,100 Schlumberger NV 57,099
100 Texas Pacific Land Corp. 158,943
395,017
Financials - 20.1%
3,300 Air Lease Corp. 161,700
1,400 American Express Co. 198,016
3,400 American International Group, Inc. 157,114
2,100 Bank of America Corp. 81,249
500 Berkshire Hathaway, Inc., Class B
(a)
127,735
1,300 BOK Financial Corp. 116,116
4,483 Brookfield Asset Management, Inc.,
Class A 199,493
500 Chubb, Ltd. 78,985
600 CME Group, Inc. 122,538
1,242,946
Health Care - 14.0%
400 Amgen, Inc. 99,524
1,100 AstraZeneca PLC, ADR 54,692
750 Becton Dickinson and Co. 182,362
2,200 Cardinal Health, Inc. 133,650
1,628 Koninklijke Philips NV, ADR
(a)
92,845
450 Laboratory Corp. of America Holdings
(a)
114,764
800 Medtronic PLC 94,504
200 Regeneron Pharmaceuticals, Inc.
(a)
94,628
866,969
Real Estate - 2.4%
3,820 VEREIT, Inc. REIT 147,528
Technology - 12.5%
300 Arista Networks, Inc.
(a)
90,567
2,600 Cisco Systems, Inc./Delaware 134,446
3,300 Corning, Inc. 143,583
700 International Business Machines Corp. 93,282
1,300 NetApp, Inc. 94,471
700 NXP Semiconductors NV 140,938
600 TE Connectivity, Ltd. 77,466
774,753
Shares Security Description Value
Transportation - 7.8%
3,300 AP Moller - Maersk A/S, ADR $ 38,445
18,400 Atlas Corp. 251,160
500 Union Pacific Corp. 110,205
500 United Parcel Service, Inc., Class B 84,995
484,805
Total Common Stock (Cost $4,079,124) 5,684,217
Shares Security Description Value
Money Market Fund - 6.7%
417,162 Morgan Stanley Institutional Liquidity
Funds Government Portfolio, Institutional
Class, 0.03%
(b)
(Cost $417,162) 417,162
Investments, at value - 98.5% (Cost $4,496,286) $ 6,101,379
Other Assets & Liabilities, Net - 1.5% 90,683
Net Assets - 100.0% $ 6,192,062
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2021.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 5,684,217
Level 2 - Other Significant Observable Inputs 417,162
Level 3 - Significant Unobservable Inputs –
Total $ 6,101,379
PORTFOLIO HOLDINGS
% of Total Investments
Basic Materials 7.2%
Capital Goods / Industrials 2.5%
Communication Services 8.7%
Consumer Discretionary 5.9%
Consumer Staples 4.8%
Energy 6.5%
Financials 20.4%
Health Care 14.2%
Real Estate 2.4%
Technology 12.7%
Transportation 7.9%
Money Market Fund 6.8%
100.0%

BAYWOOD SOCIALLY RESPONSIBLE FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2021

See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $4,496,286) $ 6,101,379
Receivables:
Fund shares sold 141,767
Dividends 10,879
From investment advisor 10,401
Prepaid expenses 12,932
Total Assets
6,277,358
LIABILITIES
Payables:
Investment securities purchased 57,319
Fund shares redeemed 12
Accrued Liabilities:
Trustees’ fees and expenses 115
Fund services fees 9,294
Other expenses 18,556
Total Liabilities
85,296
NET ASSETS
$ 6,192,062
COMPONENTS OF NET ASSETS
Paid-in capital $ 4,481,202
Distributable earnings 1,710,860
NET ASSETS
$ 6,192,062
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 449,610
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 13.77

BAYWOOD SOCIALLY RESPONSIBLE FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2021

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $838) $ 55,394
Total Investment Income
55,394
EXPENSES
Investment advisor fees 16,763
Fund services fees 35,577
Transfer agent fees 10,279
Custodian fees 2,828
Registration fees 12,161
Professional fees 15,323
Trustees' fees and expenses 2,291
Other expenses 15,409
Total Expenses 110,631
Fees waived and expenses reimbursed
(89,318)
Net Expenses
21,313
NET INVESTMENT INCOME
34,081
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 179,991
Net change in unrealized appreciation (depreciation) on investments
1,225,025
NET REALIZED AND UNREALIZED GAIN
1,405,016
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 1,439,097

BAYWOOD SOCIALLY RESPONSIBLE FUND
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Six
Months
Ended
March 31, 2021
For the Year
Ended
September 30,
2020
OPERATIONS
Net investment income $ 34,081 $ 55,976
Net realized gain 179,991 11,456
Net change in unrealized appreciation (depreciation) 1,225,025 (382,593)
Increase (Decrease) in Net Assets Resulting from Operations
1,439,097 (315,161)
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(59,773) (108,179)
CAPITAL SHARE TRANSACTIONS
Sale of shares 1,393,063 741,913
Reinvestment of distributions 59,334 105,418
Redemption of shares
(265,884) (622,149)
Increase in Net Assets from Capital Share Transactions
1,186,513 225,182
Increase (Decrease) in Net Assets
2,565,837 (198,158)
NET ASSETS
Beginning of Period
3,626,225 3,824,383
End of Period
$ 6,192,062 $ 3,626,225
SHARE TRANSACTIONS
Sale of shares 111,791 68,512
Reinvestment of distributions 4,783 10,013
Redemption of shares
(23,121) (63,381)
Increase in Shares
93,453 15,144

BAYWOOD SOCIALLY RESPONSIBLE FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period.
For the Six
Months Ended
March 31, 2021
For the Years Ended September 30,
2020 2019 2018 2017 2016
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period
$ 10.18 $ 11.21 $ 12.60 $ 11.43 $ 10.15 $ 10.18
INVESTMENT OPERATIONS
Net investment income (a) 0.09 0.15 0.18 0.12 0.10 0.14
Net realized and unrealized gain (loss)
3.65 (0.90) (0.53) 1.31 1.33 0.66
Total from Investment Operations
3.74 (0.75) (0.35) 1.43 1.43 0.80
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.06) (0.15) (0.16) (0.10) (0.15) (0.30)
Net realized gain
(0.09) (0.13) (0.88) (0.16) – (0.53)
Total Distributions to Shareholders
(0.15) (0.28) (1.04) (0.26) (0.15) (0.83)
NET ASSET VALUE, End of Period
$ 13.77 $ 10.18 $ 11.21 $ 12.60 $ 11.43 $ 10.15
TOTAL RETURN
36.90%(b) (6.67)% (1.79)% 12.66% 14.18% 8.40%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 6,192 $ 3,626 $ 3,824 $ 1,699 $ 5,404 $ 5,555
Ratios to Average Net Assets:
Net investment income 1.42%(c) 1.45% 1.60% 1.01% 0.92% 1.35%
Net expenses 0.89%(c) 0.89% 0.89% 0.89% 0.89% 0.89%
Gross expenses (d) 4.61%(c) 5.10% 5.78% 3.03% 2.64% 1.00%
PORTFOLIO TURNOVER RATE 14%(b) 30% 33% 31% 42% 57%
(a) Calculated based on average shares outstanding during each period.
(b) Not annualized.
(c) Annualized.
(d) Reflects the expense ratio excluding any waivers and/or reimbursements.

BAYWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2021

Organization
Baywood Value Plus Fund and Baywood Socially Responsible Fund (individually, a “Fund” and collectively, the “Funds”) are diversified portfolios of Forum Funds II (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is
authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. The Baywood Value Plus Fund commenced operations on December 2, 2013, through a reorganization of a collective investment trust into the Baywood Value Plus
Fund. The collective investment trust was previously managed by the Baywood Value Plus Fund’s Advisor and portfolio management team. This collective investment trust was organized and commenced operations on June 27, 2008. The Baywood Value Plus Fund currently offers Institutional Shares. The Baywood Value Plus Fund seeks to achieve long-term capital appreciation by investing in undervalued equity securities. The Baywood Socially Responsible Fund commenced operations on January 3, 2005. The Baywood
Socially Responsible Fund currently offers Institutional Shares. The Baywood Socially Responsible Fund seeks to provide long-term capital growth.
On December 7, 2015, at a special meeting of shareholders of Baywood Socially Responsible Fund, formerly City National Rochdale
Socially Responsible Equity Fund, a series of City National Rochdale Funds (the "Predecessor Fund"), the shareholders approved a proposal to reorganize the Predecessor Fund into the Baywood Socially Responsible Fund, a newly created series of the Forum Funds II.
The Predecessor Fund was sub-advised by the Fund's Advisor, SKBA Capital Management, LLC, with the same portfolio managers as the Baywood Socially Responsible Fund. The Baywood Socially Responsible Fund is managed in a manner that is in all material respects equivalent to the management of the Predecessor Fund, including the investment objective, strategies, guidelines and restrictions. The primary purpose of the reorganization was to move the Predecessor Fund to a newly created series of Forum Funds II. As a result of the reorganization, the Baywood Socially Responsible Fund is now operating under the supervision of the Trust’s board of trustees. On
January 8, 2016, the Baywood Socially Responsible Fund acquired all of the assets, subject to liabilities, of the Predecessor Fund. The shares of the Predecessor Fund were, in effect, exchanged on a tax-free basis for Shares of the Baywood Socially Responsible Fund with the same aggregate value. No commission or other transactional fees were imposed on shareholders in connection with the tax-free exchange of their shares.
On June 14, 2019, the Trust’s Board of Trustees approved the conversion of the outstanding shares of the Funds’ Investor Shares, in a tax-free exchange into shares of the Funds’ Institutional Shares and the closure of the Investor Shares to new investments. On August
19, 2019, each shareholder of the Funds’ Investor Shares received Institutional Shares in a dollar amount equal to their investment in the
Investor Shares as of that date.
Summary of Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
Each Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”) if (1) market quotations are not readily available or (2) the Advisor, as defined in Note 3, believes that the values available are unreliable. The Trust’s
Valuation Committee, as defined in each Fund’s registration statement, performs certain functions as they relate to the administration and oversight of each Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

BAYWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2021

The Valuation Committee may work with the Advisor to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Advisor inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as
Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of March 31, 2021, for each Fund’s investments is included at the end of each Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid at least annually.
Distributions to shareholders of net capital gains, if any, are declared and paid at least at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by each Fund.
Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter
1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. Each Fund files a U.S. federal income and excise tax return as required. Each Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of March 31, 2021, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

BAYWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2021

Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s balance sheet.
Fees and Expenses
Investment Advisor – SKBA Capital Management, LLC (the “Advisor”) is the investment adviser to the Funds. Pursuant to an investment advisory agreement, the Advisor receives an advisory fee, payable monthly, at an annual rate of 0.50% and 0.70% of the average daily net assets of Baywood Value Plus Fund and Baywood Socially Responsible Fund, respectively.
Distribution – Foreside Fund Services, LLC serves as each Fund’s distributor (the “Distributor”). The Funds do not have a distribution
(12b-1) plan; accordingly, the Distributor does not receive compensation from the Funds for its distribution services. The Advisor compensates the Distributor directly for its services. The Distributor is not affiliated with the Advisor or Atlantic Fund Administration,
LLC, a wholly owned subsidiary of Apex US Holdings, LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to each Fund.
The fees related to these services are included in Fund services fees within the Statements of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, each Fund pays
Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance
Officer and an Anti-Money Laundering Officer to each Fund, as well as certain additional compliance support functions.
Trustees and Officers – The Trust pays each Independent Trustee an annual fee of $16,000 ($21,000 for the Chairman) for service to the Trust. The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees’ fees attributable to each Fund is disclosed in the Statements of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.
Expense Reimbursement and Fees Waived
The Advisor has contractually agreed to waive its fee and/or reimburse certain expenses to limit total operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.70%
through January 31, 2022, for Baywood Value Plus Fund. The Advisor also has contractually agreed to waive its fees and/or reimburse certain expenses to limit total operating expenses (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.89% through January 31, 2022, for Baywood Socially Responsible Fund.
Other Fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee waivers and reimbursements may be reduced or eliminated at any time. For the period ended March 31, 2021, fees waived and expenses reimbursed were as follows:
The Advisor may be reimbursed by each Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement, and does not cause the
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of March 31, 2021, $401,938 and
$418,767 in the Baywood Value Plus Fund and Baywood Socially Responsible Fund, respectively, is subject to recapture by the Advisor.
Other Waivers are not eligible for recoupment.
Investment Adviser
Fees Waived
Investment Adviser
Expenses Reimbursed Other Waivers
Total Fees Waived
and Expenses
Reimbursed
Baywood Value Plus Fund $ 7,582 $ 61,223 $ 12,161 $ 80,966
Baywood Socially Responsible Fund 16,763 59,556 12,999 89,318

BAYWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2021

Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the period ended March 31, 2021 were as follows:
Federal Income Tax
As of March 31, 2021 , the cost for federal income tax purposes is substantially the same as for financial statement purposes and the components of net unrealized appreciation were as follows:
As of September 30, 2020, distributable earnings (accumulated loss) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and
Liabilities are primarily due to wash sales, REITS and equity return of capital.
For tax purposes, the prior year post-October loss for the Baywood Value Plus Fund was $26,712. This loss was recognized for tax purposes on the first business day of the Fund’s current fiscal year, October 1, 2020 .
Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and each Fund has had no such events. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.
Purchases Sales
Baywood Value Plus Fund $ 676,855 $ 702,627
Baywood Socially Responsible Fund 1,345,527 623,296
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
Baywood Value Plus Fund $ 659,627 $ (17,758) $ 641,869
Baywood Socially Responsible Fund 1,632,700 (27,607) 1,605,093
Undistributed
Long-Term Gain
Capital and Other
Losses
Unrealized
Appreciation Total
Baywood Value Plus Fund $ – $ (26,712) $ 78,942 $ 52,230
Baywood Socially Responsible Fund 17,529 – 314,007 331,536

Baywood Funds
ADDITIONAL INFORMATION
March 31, 2021

Proxy Voting Information
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to securities held in each
Fund’s portfolio is available, without charge and upon request, by calling (855) 409-2297 and on the SEC’s website at www.sec.gov.
Each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (855) 409-2297 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the funds , you incur ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1,
2020 through March 31, 2021.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
Beginning
Account Value
October 1, 2020
Ending
Account Value
March 31, 2021
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Baywood Value Plus Fund
Actual $ 1,000.00 $ 1,315.64 $ 4.04 0.70%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,021.44 $ 3.53 0.70%
Baywood Socially Responsible Fund
Actual $ 1,000.00 $ 1,368.97 $ 5.26 0.89%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.49 $ 4.48 0.89%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182) divided by 365 to reflect the half-year period.

FOR MORE INFORMATION:
P.O. Box 588
Portland, ME 04112
(855) 409-2297 (toll free)
INVESTMENT ADVISOR
SKBA Capital Management, LLC
44 Montgomery Street, Suite 3500
San Francisco, CA 94104
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.theapexgroup.com
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’
risks, objectives, fees and expenses, experience of its management, and other information.
217-SAR-0321

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)

Included as part of report to shareholders under Item 1.
(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds II

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	May 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	May 26, 2021

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	May 26, 2021